OTHER NON-CURRENT ASSETS, NET (Details) $ in Thousands	Dec. 31, 2021 USD ($)
OTHER NON-CURRENT ASSETS, NET
Long-term receivables from suppliers	$ 4,112
Legal deposit	104
Other non-current assets, gross	4,216
Less: impairment for uncollectible receivables	(4,216)
Prepayment amounts purchase of automobiles	$ 3,916